FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Details Narrative) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade receivables and contract assets			¥ 182,998
Debt to capital ratio	0.39%	0.47%	30.24%
Largest Customer [Member]
IfrsStatementLineItems [Line Items]
Due from related party			¥ 120,090
Five Customer [Member]
IfrsStatementLineItems [Line Items]
Due from related party			¥ 134,930